COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements	Future minimum lease payments under non-cancelable operating leases agreements are as follows:
Year ending

2016	$3,872,536
2017	1,688,411
2018	913,832
2019	612,526

Future Minimum Purchase Obligations Payments Under Non-Cancelable Purchase Agreements

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements are approximately as follows:

Year ending

2016	$1,557,290
2017	1,044,133
2018	106,926
2019	173
2020 and thereafter	-